Leases - Future Minimum Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 9,597
2023	9,898
2024	9,405
2025	5,830
2026	5,408
Thereafter	24,325
Total	64,463
Less present value discount	(19,623)
Operating lease liabilities	$ 44,840